Debt (Details) (USD $)	12 Months Ended		66 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012
Total debt outstanding [Abstract]
Total debt	$ 11,269,000	$ 4,987,000		$ 11,269,000
Unamortized debt discount	(7,672,000)	(139,000)		(7,672,000)
Less current portion	(1,786,000)	(2,205,000)		(1,786,000)
Total long-term debt	9,483,000	2,782,000		9,483,000
Principal payments maturity [Abstract]
2013	1,943,000			1,943,000
2014	1,717,000			1,717,000
2015	15,005,000			15,005,000
Long-term debt including unamortized debt discount	18,665,000			18,665,000
Less embedded derivative and unamortized debt discount	(7,396,000)			(7,396,000)
Total debt	11,269,000	4,987,000		11,269,000
Interest expense	2,957,000	849,000		17,846,000
Amortization of deferred financing costs	1,300,000
Debt issuance costs	1,500,000
Warrants to purchase common stock (in shares)	80,250,702	1,064,616		80,250,702
Accrued interest on convertible notes	373,000	0		373,000
Demand notes		1,000,000
Repayment of debt	1,466,000	8,624,000	3,245,000	32,734,000
Call Option [Member] | Ten-Year Warrants [Member]
Principal payments maturity [Abstract]
Debt issuance costs	800,000
Senior Secured Convertible Notes [Member]
Total debt outstanding [Abstract]
Total debt	15,005,000	0		15,005,000
Unamortized debt discount	8,300,000			8,300,000
Principal payments maturity [Abstract]
Total debt	15,005,000	0		15,005,000
Amortization of deferred financing costs		200,000
Debt issuance costs	700,000
Debt interest rate (in hundredths)	10.00%			10.00%
Debt instrument, maturity date	Oct. 02, 2015
Warrants to purchase common stock (in shares)	51,100,000			51,100,000
Initial exercise price of warrants (in dollars per share)	$ 0.75			$ 0.75
Number of shares issuable at conversion (in shares)	1,333
Base principal amount considered for conversion	1,000			1,000
Accrued interest on convertible notes	400,000			400,000
Senior Secured Convertible Notes [Member] | Call Option [Member]
Principal payments maturity [Abstract]
Warrants to purchase common stock (in shares)	20,000,000			20,000,000
Initial exercise price of warrants (in dollars per share)	$ 0.75			$ 0.75
Working Capital Note [Member]
Total debt outstanding [Abstract]
Total debt	3,660,000	5,000,000		3,660,000
Principal payments maturity [Abstract]
Total debt	3,660,000	5,000,000		3,660,000
Debt interest rate (in hundredths)	13.00%	11.75%		13.00%
Debt instrument, maturity date	May 01, 2014
Repayment of debt	4,500,000
Number of monthly payments	24
Monthly interest payments	40,000
Monthly interest and principal payments	400,000
Working Capital Note [Member] | Ten-Year Warrants [Member]
Principal payments maturity [Abstract]
Warrants to purchase common stock (in shares)	1,138,785			1,138,785
Warrants expiration period	10 years
Working Capital Note [Member] | Five-Year Warrants [Member]
Principal payments maturity [Abstract]
Warrants to purchase common stock (in shares)	569,392			569,392
Warrants expiration period	5 years
Equipment and Supplemental Working Capital Notes [Member]
Total debt outstanding [Abstract]
Total debt	0	126,000		0
Principal payments maturity [Abstract]
Total debt	0	126,000		0
Demand Note [Member]
Principal payments maturity [Abstract]
Debt interest rate (in hundredths)	10.00%			10.00%
Embedded Derivative liability [Member]
Total debt outstanding [Abstract]
Total debt	276,000	0		276,000
Principal payments maturity [Abstract]
Total debt	$ 276,000	$ 0		$ 276,000